Changes in Accounting Policies	12 Months Ended
Dec. 31, 2019
Changes in accounting policies [abstract]
Changes in accounting policies
3	Changes in accounting policies

This note explains the impact of the adoption of IFRS 16 ‘Leases’ on the Group’s financial statements.

As indicated in Note 2.1.1(a) above, the Group has adopted IFRS 16 ‘Leases’ retrospectively from 1 January 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on 1 January 2019. The new accounting policies are disclosed in Note 3.3 below.

3.1	Impact of adoption

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 ‘Leases’. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of 1 January 2019. The lessee’s incremental borrowing rate applied to the lease liabilities on 1 January 2019 was from 4.35% to 4.90%.

(a)	Measurement of lease liabilities

RMB’000
Operating lease commitments disclosed as at 31 December 2018	84,746
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	77,046
(Less): short-term leases recognized on a straight-line basis as expense	(315)

Lease liability recognized as at 1 January 2019	76,731

Of which are:

Current lease liabilities	74,093

Non-current lease liabilities	2,638

(b)	Measurement of right-of-use assets

Right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as at 31 December 2018. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

(c)	Adjustments recognized in the balance sheet on 1 January 2019

The change in accounting policy affected the following items in the balance sheet on 1 January 2019:

•	right-of-use assets – increase by RMB 411,878 thousands (Note 16)

•	lease prepayment and other non-current assets – decreased by RMB 335,026 thousands (Note 15)

•	prepayments – decrease by RMB 121 thousands

•	lease liabilities – increase by RMB 76,731 thousands

(d)	Impact on segment disclosures

As at 31 December 2019, allocated assets and allocated liabilities increased as a result of the change in accounting policy. Right-of-use assets and lease liabilities are now included in segment assets and liabilities. The following segments were affected by the change in policy:

	Addition to allocated assets RMB’000	Addition to allocated liabilities RMB’000
Synthetic fibres	9,047	536
Resins and plastics	50,006	5,177
Intermediate petrochemicals	46,320	2,738
Petroleum products	236,531	13,371
Trading of petrochemical products	13	-
Others	1,943	221

	343,860	22,043

(e)	Practical expedients applied

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

•	applying a single discount rate to a portfolio of leases with reasonably similar characteristics, and

•	accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases.

The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and IFRIC 4 ‘Determining whether an Arrangement contains a Lease’.

3.2	Lessor accounting

The Group did not need to make any adjustments to the accounting for assets held as lessor under operating leases as a result of the adoption of IFRS 16.

3.3	The Group’s leasing activities and how these are accounted for

The Group leases various land, buildings, equipment, vehicles and others. Rental contracts of buildings, equipment, vehicles and others are typically made for fixed periods of 1 to 30 years. Rental contracts of land use rights are typically made for fixed periods of 30 to 50 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

Until the 2018 financial year, leases were classified as either finance leases or operating leases. From 1 January 2019, leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable,

•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date,

•	amounts expected to be payable by the Group under residual value guarantees,

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

To determine the incremental borrowing rate, the Group:

•	where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received

•	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third party financing, and

•	makes adjustments specific to the lease, eg term, country, currency and security.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability,

•	any lease payments made at or before the commencement date less any lease incentives received,

•	any initial direct costs, and

•	restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis, as follows:

Land use rights	30-50 years
Buildings	1-30 years
Equipment	1-2 years
Vehicles and others	1-5 years

Payments associated with short-term leases of equipment and vehicles are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.